Average Annual Total Returns{- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Health Care Fund	Fidelity Advisor Health Care Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Health Care Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Health Care Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Health Care Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Health Care Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Health Care Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Health Care Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1513 Past 1 year	F1513 Past 5 years	F1513 Past 10 years
Total	14.12%	11.75%	17.22%	12.55%	11.18%	15.58%	9.40%	9.31%	13.95%	16.56%	11.99%	17.20%	19.16%	12.24%	17.05%	21.40%	13.38%	18.24%	21.56%		13.99%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	18.28%	12.73%	16.53%

[1]	(a)Since inception October 2, 2018.